Shareholder Report, Holdings (Details) - C000220403	May 31, 2024
Adyen N.V.
Holdings [Line Items]
Percent of Net Asset Value	15.80%
S&P Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.50%
CoStar Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
IDEXX Laboratories, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Shopify, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
MSCI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Okta, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
HubSpot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Communications
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Technology
Holdings [Line Items]
Percent of Net Asset Value	78.50%
InvestmentType_CommonStocks
Holdings [Line Items]
Percent of Total Investments	100.00%